Amounts Due to Directors	12 Months Ended
Aug. 31, 2025
Amounts Due to Directors [Abstract]
AMOUNTS DUE TO DIRECTORS

13. Amounts due TO DIRECTORS

	As of August 31,
	2025	2024
Amounts due to directors
Lam Tak Shing	$32,274	$357,584
Kwan Suk Yee	5,821	—
	38,095	357,584

The amount due to directors were unsecured, non-interest bearing and repayable on demand.

During the year ended August 31, 2025, the Group recognized daily operating expenses paid on behalf of subsidiaries by Mr. Lam. The balances due to Mr. Lam as of August 31, 2025 and 2024, were $32,274 and $357,584, respectively and are unsecured and interest-free.

During the year ended August 31, 2025, the Group recognized accrued payroll expenses due to Miss Kwan. The balances due to Miss Kwan as of August 31, 2025 and 2024 were $5,821 and $nil respectively and are unsecured and interest-free.